LEASES - Schedule of Maturities of Lease Liabilities (Details) - USD ($) $ in Thousands	Jan. 31, 2025	Jan. 31, 2024
Operating Leases
2026	$ 8,256
2027	5,715
2028	5,093
2029	7,791
Thereafter	33,023
Total future minimum lease payments	59,878
Less imputed interest	(25,068)
Total	34,810
Accrued expenses and other current liabilities	$ 5,004	$ 5,413
Operating Lease, Liability, Current, Statement of Financial Position [Extensible List]	Accrued expenses and other current liabilities	Accrued expenses and other current liabilities
Operating lease liabilities	$ 29,806	$ 27,950
Finance Leases
2026	230
2027	230
2028	230
2029	230
Thereafter	116
Total future minimum lease payments	1,036
Less imputed interest	(146)
Total	890
Accrued expenses and other current liabilities	170
Other liabilities	$ 720	$ 0